Share capital	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Share capital
16    Share capital

	BHP Group Limited			BHP Group Plc
	2022 shares	2021 shares	2020 shares	2022 shares	2021 shares	2020 shares
Share capital issued
Opening number of shares	2,945,851,394	2,945,851,394	2,945,851,394	2,112,071,796	2,112,071,796	2,112,071,796
Issue of shares	4,400,000	–	–	–	–	–
Corporate structure unification	2,112,071,796	–	–	(2,112,071,796)	–	–
Purchase of shares by ESOP Trusts	(8,704,669)	(7,587,353)	(5,975,189)	(63,567)	(185,054)	(185,297)
Employee share awards exercised following vesting	8,522,684	6,948,683	6,893,113	77,748	173,644	222,245
Movement in treasury shares under Employee Share Plans	181,985	638,670	(917,924)	(14,181)	11,410	(36,948)

Closing number of shares	5,062,323,190	2,945,851,394	2,945,851,394	–	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	5,061,272,144	2,944,982,333	2,945,621,003	–	2,112,057,615	2,112,069,025
Treasury shares	1,051,046	869,061	230,391	–	14,181	2,771
Other share classes
5.5% Preference shares of £1 each	–	–	–	–	50,000	50,000
Special Voting share of no par value	–	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	–	1	1
DLC Dividend share	–	1	1	–	–	–
During August 2021, BHP Group Limited issued 4,400,000 fully paid ordinary shares to the BHP Billiton Limited Employee Equity Trust at A$52.99 per share, to satisfy the vesting of employee share awards and related dividend equivalent entitlements under those employee share plans.
On 3 September 2021, BHP Group Plc acquired by way of gift from J.P. Morgan Limited the 50,000 issued 5.5 per cent cumulative preference shares of £1.00, in the capital of BHP Group Plc. These preference shares held by BHP Group Plc were cancelled on 31 January 2022.
On 31 January 2022,
2,112,071,796 fully paid ordinary shares in BHP Group Limited were issued to BHP Group Plc shareholders in a one for one exchange of their BHP Group Plc ordinary shares, resulting in BHP Group Limited becoming the sole parent company of the Group with a single set of shareholders.
BHP Group Plc had one Special Voting share on issue and BHP Group Limited had one Special Voting share
and one DLC dividend share on issue to facilitate operation of the Group’s dual listed structure.
These
shares were bought back for nominal value in January 2022 and subsequently cancelled.
Share capital of BHP Group Limited at 30 June 2022 is composed of the following classes of shares:

Ordinary shares fully paid	Treasury shares
Each fully paid ordinary share of BHP Group Limited carries the right to one vote at a meeting of the Company.
Treasury shares are shares of BHP Group Limited that are held by the ESOP Trusts for the purpose of issuing shares to employees under the Group’s Employee Share Plans. Treasury shares are recognised at cost and deducted from equity, net of any income tax effects. When the treasury shares are subsequently sold or reissued, any consideration received, net of any directly attributable costs and income tax effects, is recognised as an increase in equity. Any difference between the carrying amount and the consideration, if reissued, is recognised in retained earnings.

The following classes of shares existed prior to the Group’s unification on 31 January 2022:

Special Voting shares	Preference shares	DLC Dividend share
Each of BHP Group Limited and BHP Group Plc issued one Special Voting share to facilitate joint voting by shareholders of BHP Group Limited and BHP Group Plc on Joint Electorate Actions.	Preference shares have the right to repayment of the amount paid up on the nominal value and any unpaid dividends in priority to the holders of any other class of shares in BHP Group Plc on a return of capital or winding up. The holders of preference shares have limited voting rights if payment of the preference dividends are six months or more in arrears or a resolution is passed changing the rights of the preference shareholders.	The DLC Dividend share supported the Dual Listed Company (DLC) equalisation principles in place since the merger in 2001, including the requirement that ordinary shareholders of BHP Group Plc and BHP Group Limited are paid equal cash dividends per share. This share enabled efficient and flexible capital management across the DLC and was issued on 23 February 2016 at par value of US$10.